UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS RREEF Real Estate Securities Fund

Class A: RRRAX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.99%

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned -0.53% (unadjusted for sales charges) for the period ended December 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 17.88% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 2.27%.

Individual stock selection and broader sector allocations each played a role in the Fund’s underperformance relative to the FTSE NAREIT All Equity REITs Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the net lease category. The shortfall was largely a result of weakness in Essential Properties Real Estate Trust, Inc. (2.3%) and Vinci Properties, Inc.* The Fund also underperformed in specialty REITs, where Iron Mountain, Inc.* was the largest detractor, and in apartments, where overweights in Avalon Bay Communities, Inc.* and Independence Realty Trust, Inc.* hurt results.

On the positive side, the Fund outperformed in the lab/outpatient category thanks to an overweight in Healthcare Realty Trust, Inc. (0.9%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE NAREIT All Equity REITs Index in 2025. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in manufactured housing, hotels, and senior housing also contributed positively to the Fund's relative performance.

In terms of allocation, the Fund was hurt by its average underweight in offices, which continued to recover from COVID-era weakness. Overweights in regional malls, apartments, and data centers, together with an underweight in net lease, further detracted from the Fund's performance. An average overweight in senior housing helped results, as did an underweight in the lab/outpatient category.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Fund Performance

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P® 500 Index is a required broad-based index that represents the fund’s overall equity market.

FTSE NAREIT All Equity REITs Index contains all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria.

The FTSE NAREIT All Equity REITs Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

	Class A	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'15	$9,425	$10,000	$10,000
'16	$9,185	$9,504	$9,648
'16	$9,163	$9,491	$9,607
'16	$9,994	$10,135	$10,584
'16	$9,677	$10,174	$10,392
'16	$9,954	$10,357	$10,632
'16	$10,632	$10,384	$11,368
'16	$11,036	$10,766	$11,810
'16	$10,623	$10,782	$11,400
'16	$10,450	$10,784	$11,231
'16	$9,881	$10,587	$10,657
'16	$9,633	$10,979	$10,399
'16	$10,062	$11,196	$10,863
'17	$10,032	$11,408	$10,881
'17	$10,422	$11,861	$11,318
'17	$10,131	$11,875	$11,140
'17	$10,146	$11,997	$11,188
'17	$10,192	$12,166	$11,174
'17	$10,371	$12,242	$11,393
'17	$10,508	$12,494	$11,537
'17	$10,528	$12,532	$11,611
'17	$10,436	$12,790	$11,519
'17	$10,360	$13,089	$11,534
'17	$10,643	$13,490	$11,840
'17	$10,676	$13,640	$11,805
'18	$10,373	$14,421	$11,457
'18	$9,619	$13,890	$10,624
'18	$10,038	$13,537	$11,019
'18	$10,191	$13,589	$11,076
'18	$10,459	$13,916	$11,475
'18	$10,793	$14,002	$11,955
'18	$10,793	$14,523	$12,028
'18	$11,170	$14,996	$12,362
'18	$10,885	$15,081	$12,059
'18	$10,667	$14,050	$11,740
'18	$11,136	$14,337	$12,298
'18	$10,304	$13,042	$11,328
'19	$11,481	$14,087	$12,639
'19	$11,514	$14,540	$12,708
'19	$11,987	$14,822	$13,273
'19	$11,965	$15,422	$13,242
'19	$12,091	$14,442	$13,328
'19	$12,241	$15,460	$13,511
'19	$12,401	$15,682	$13,719
'19	$13,095	$15,434	$14,287
'19	$13,373	$15,723	$14,555
'19	$13,694	$16,063	$14,713
'19	$13,512	$16,646	$14,486
'19	$13,303	$17,149	$14,575
'20	$13,492	$17,142	$14,759
'20	$12,393	$15,731	$13,722
'20	$10,256	$13,788	$11,158
'20	$10,853	$15,556	$12,143
'20	$11,060	$16,296	$12,351
'20	$11,135	$16,620	$12,636
'20	$11,793	$17,558	$13,119
'20	$11,775	$18,820	$13,136
'20	$11,422	$18,105	$12,787
'20	$11,209	$17,623	$12,358
'20	$12,223	$19,552	$13,497
'20	$12,612	$20,304	$13,828
'21	$12,563	$20,099	$13,818
'21	$13,081	$20,653	$14,194
'21	$13,590	$21,558	$14,979
'21	$14,689	$22,708	$16,195
'21	$14,853	$22,867	$16,328
'21	$15,272	$23,401	$16,780
'21	$16,013	$23,957	$17,513
'21	$16,387	$24,685	$17,878
'21	$15,366	$23,537	$16,819
'21	$16,514	$25,186	$18,009
'21	$16,343	$25,011	$17,827
'21	$17,975	$26,132	$19,539
'22	$16,373	$24,780	$17,989
'22	$15,585	$24,038	$17,289
'22	$16,678	$24,931	$18,511
'22	$16,099	$22,757	$17,834
'22	$15,151	$22,798	$16,999
'22	$14,089	$20,917	$15,792
'22	$15,210	$22,845	$17,142
'22	$14,271	$21,913	$16,134
'22	$12,483	$19,895	$14,082
'22	$12,863	$21,506	$14,558
'22	$13,589	$22,708	$15,431
'22	$13,009	$21,400	$14,664
'23	$14,215	$22,744	$16,141
'23	$13,411	$22,189	$15,184
'23	$13,295	$23,004	$14,920
'23	$13,438	$23,363	$14,964
'23	$12,878	$23,464	$14,332
'23	$13,561	$25,015	$15,100
'23	$13,732	$25,819	$15,402
'23	$13,410	$25,407	$14,889
'23	$12,521	$24,196	$13,841
'23	$12,252	$23,687	$13,410
'23	$13,507	$25,851	$15,000
'23	$14,558	$27,025	$16,330
'24	$13,893	$27,479	$15,536
'24	$14,295	$28,946	$15,835
'24	$14,555	$29,878	$16,116
'24	$13,295	$28,657	$14,841
'24	$13,984	$30,078	$15,626
'24	$14,371	$31,158	$15,972
'24	$15,343	$31,537	$17,118
'24	$16,203	$32,302	$18,081
'24	$16,706	$32,992	$18,654
'24	$16,242	$32,693	$17,980
'24	$16,797	$34,612	$18,623
'24	$15,401	$33,787	$17,133
'25	$15,493	$34,727	$17,309
'25	$16,089	$34,274	$18,030
'25	$15,652	$32,343	$17,605
'25	$15,446	$32,124	$17,256
'25	$15,574	$34,146	$17,455
'25	$15,474	$35,882	$17,441
'25	$15,209	$36,688	$17,252
'25	$15,602	$37,431	$17,829
'25	$15,650	$38,797	$17,907
'25	$15,398	$39,706	$17,512
'25	$15,729	$39,803	$17,905
'25	$15,320	$39,828	$17,522

Yearly periods ended December 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	-0.53%	3.97%	4.98%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	-6.25%	2.74%	4.36%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REITs Index	2.27%	4.85%	5.77%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	935,017,923
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	4,080,213

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	31%
Health Care REITs	18%
Retail REITs	17%
Industrial REITs	13%
Residential REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%

Ten Largest Equity Holdings

Holdings	54.8% of Net Assets
Prologis, Inc.	9.7%
Welltower, Inc.	8.6%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.9%
SBA Communications Corp.	5.2%
Crown Castle, Inc.	4.8%
Realty Income Corp.	3.9%
Equity Residential	3.7%
Ventas, Inc.	3.6%
Extra Space Storage, Inc.	3.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.24% to 1.20%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Dividends are not guaranteed. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRESF-TSRA-A

R-104176-2 (02/26)

DWS RREEF Real Estate Securities Fund

Class C: RRRCX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.71%

Gross expense ratio as of the latest prospectus: 1.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned -1.23% (unadjusted for sales charges) for the period ended December 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 17.88% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 2.27%.

Individual stock selection and broader sector allocations each played a role in the Fund’s underperformance relative to the FTSE NAREIT All Equity REITs Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the net lease category. The shortfall was largely a result of weakness in Essential Properties Real Estate Trust, Inc. (2.3%) and Vinci Properties, Inc.* The Fund also underperformed in specialty REITs, where Iron Mountain, Inc.* was the largest detractor, and in apartments, where overweights in Avalon Bay Communities, Inc.* and Independence Realty Trust, Inc.* hurt results.

On the positive side, the Fund outperformed in the lab/outpatient category thanks to an overweight in Healthcare Realty Trust, Inc. (0.9%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE NAREIT All Equity REITs Index in 2025. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in manufactured housing, hotels, and senior housing also contributed positively to the Fund's relative performance.

In terms of allocation, the Fund was hurt by its average underweight in offices, which continued to recover from COVID-era weakness. Overweights in regional malls, apartments, and data centers, together with an underweight in net lease, further detracted from the Fund's performance. An average overweight in senior housing helped results, as did an underweight in the lab/outpatient category.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Fund Performance

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P® 500 Index is a required broad-based index that represents the fund’s overall equity market.

FTSE NAREIT All Equity REITs Index contains all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria.

The FTSE NAREIT All Equity REITs Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Class C	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'15	$10,000	$10,000	$10,000
'16	$9,734	$9,504	$9,648
'16	$9,711	$9,491	$9,607
'16	$10,584	$10,135	$10,584
'16	$10,243	$10,174	$10,392
'16	$10,528	$10,357	$10,632
'16	$11,238	$10,384	$11,368
'16	$11,661	$10,766	$11,810
'16	$11,219	$10,782	$11,400
'16	$11,029	$10,784	$11,231
'16	$10,422	$10,587	$10,657
'16	$10,158	$10,979	$10,399
'16	$10,598	$11,196	$10,863
'17	$10,566	$11,408	$10,881
'17	$10,967	$11,861	$11,318
'17	$10,653	$11,875	$11,140
'17	$10,669	$11,997	$11,188
'17	$10,710	$12,166	$11,174
'17	$10,890	$12,242	$11,393
'17	$11,026	$12,494	$11,537
'17	$11,041	$12,532	$11,611
'17	$10,938	$12,790	$11,519
'17	$10,848	$13,089	$11,534
'17	$11,142	$13,490	$11,840
'17	$11,173	$13,640	$11,805
'18	$10,848	$14,421	$11,457
'18	$10,053	$13,890	$10,624
'18	$10,485	$13,537	$11,019
'18	$10,642	$13,589	$11,076
'18	$10,908	$13,916	$11,475
'18	$11,250	$14,002	$11,955
'18	$11,245	$14,523	$12,028
'18	$11,633	$14,996	$12,362
'18	$11,332	$15,081	$12,059
'18	$11,096	$14,050	$11,740
'18	$11,578	$14,337	$12,298
'18	$10,705	$13,042	$11,328
'19	$11,918	$14,087	$12,639
'19	$11,946	$14,540	$12,708
'19	$12,433	$14,822	$13,273
'19	$12,399	$15,422	$13,242
'19	$12,528	$14,442	$13,328
'19	$12,676	$15,460	$13,511
'19	$12,828	$15,682	$13,719
'19	$13,543	$15,434	$14,287
'19	$13,821	$15,723	$14,555
'19	$14,142	$16,063	$14,713
'19	$13,950	$16,646	$14,486
'19	$13,725	$17,149	$14,575
'20	$13,911	$17,142	$14,759
'20	$12,774	$15,731	$13,722
'20	$10,560	$13,788	$11,158
'20	$11,173	$15,556	$12,143
'20	$11,377	$16,296	$12,351
'20	$11,452	$16,620	$12,636
'20	$12,120	$17,558	$13,119
'20	$12,096	$18,820	$13,136
'20	$11,729	$18,105	$12,787
'20	$11,502	$17,623	$12,358
'20	$12,528	$19,552	$13,497
'20	$12,924	$20,304	$13,828
'21	$12,863	$20,099	$13,818
'21	$13,392	$20,653	$14,194
'21	$13,901	$21,558	$14,979
'21	$15,016	$22,708	$16,195
'21	$15,176	$22,867	$16,328
'21	$15,591	$23,401	$16,780
'21	$16,337	$23,957	$17,513
'21	$16,707	$24,685	$17,878
'21	$15,657	$23,537	$16,819
'21	$16,817	$25,186	$18,009
'21	$16,632	$25,011	$17,827
'21	$18,283	$26,132	$19,539
'22	$16,644	$24,780	$17,989
'22	$15,834	$24,038	$17,289
'22	$16,933	$24,931	$18,511
'22	$16,334	$22,757	$17,834
'22	$15,367	$22,798	$16,999
'22	$14,279	$20,917	$15,792
'22	$15,405	$22,845	$17,142
'22	$14,454	$21,913	$16,134
'22	$12,633	$19,895	$14,082
'22	$13,005	$21,506	$14,558
'22	$13,735	$22,708	$15,431
'22	$13,141	$21,400	$14,664
'23	$14,348	$22,744	$16,141
'23	$13,528	$22,189	$15,184
'23	$13,410	$23,004	$14,920
'23	$13,546	$23,363	$14,964
'23	$12,969	$23,464	$14,332
'23	$13,651	$25,015	$15,100
'23	$13,814	$25,819	$15,402
'23	$13,481	$25,407	$14,889
'23	$12,577	$24,196	$13,841
'23	$12,304	$23,687	$13,410
'23	$13,553	$25,851	$15,000
'23	$14,601	$27,025	$16,330
'24	$13,924	$27,479	$15,536
'24	$14,321	$28,946	$15,835
'24	$14,566	$29,878	$16,116
'24	$13,303	$28,657	$14,841
'24	$13,983	$30,078	$15,626
'24	$14,360	$31,158	$15,972
'24	$15,324	$31,537	$17,118
'24	$16,171	$32,302	$18,081
'24	$16,664	$32,992	$18,654
'24	$16,195	$32,693	$17,980
'24	$16,733	$34,612	$18,623
'24	$15,334	$33,787	$17,133
'25	$15,417	$34,727	$17,309
'25	$16,008	$34,274	$18,030
'25	$15,556	$32,343	$17,605
'25	$15,340	$32,124	$17,256
'25	$15,465	$34,146	$17,455
'25	$15,360	$35,882	$17,441
'25	$15,080	$36,688	$17,252
'25	$15,458	$37,431	$17,829
'25	$15,499	$38,797	$17,907
'25	$15,239	$39,706	$17,512
'25	$15,555	$39,803	$17,905
'25	$15,145	$39,828	$17,522

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	-1.23%	3.22%	4.24%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	-2.21%	3.22%	4.24%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REITs Index	2.27%	4.85%	5.77%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	935,017,923
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	4,080,213

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	31%
Health Care REITs	18%
Retail REITs	17%
Industrial REITs	13%
Residential REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%

Ten Largest Equity Holdings

Holdings	54.8% of Net Assets
Prologis, Inc.	9.7%
Welltower, Inc.	8.6%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.9%
SBA Communications Corp.	5.2%
Crown Castle, Inc.	4.8%
Realty Income Corp.	3.9%
Equity Residential	3.7%
Ventas, Inc.	3.6%
Extra Space Storage, Inc.	3.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.99% to 1.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Dividends are not guaranteed. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRESF-TSRA-C

R-104176-2 (02/26)

DWS RREEF Real Estate Securities Fund

Class R: RRRSX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$129	1.30%

Gross expense ratio as of the latest prospectus: 1.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R shares of the Fund returned -0.86% for the period ended December 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 17.88% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 2.27%.

Individual stock selection and broader sector allocations each played a role in the Fund’s underperformance relative to the FTSE NAREIT All Equity REITs Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the net lease category. The shortfall was largely a result of weakness in Essential Properties Real Estate Trust, Inc. (2.3%) and Vinci Properties, Inc.* The Fund also underperformed in specialty REITs, where Iron Mountain, Inc.* was the largest detractor, and in apartments, where overweights in Avalon Bay Communities, Inc.* and Independence Realty Trust, Inc.* hurt results.

On the positive side, the Fund outperformed in the lab/outpatient category thanks to an overweight in Healthcare Realty Trust, Inc. (0.9%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE NAREIT All Equity REITs Index in 2025. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in manufactured housing, hotels, and senior housing also contributed positively to the Fund's relative performance.

In terms of allocation, the Fund was hurt by its average underweight in offices, which continued to recover from COVID-era weakness. Overweights in regional malls, apartments, and data centers, together with an underweight in net lease, further detracted from the Fund's performance. An average overweight in senior housing helped results, as did an underweight in the lab/outpatient category.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Fund Performance

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P® 500 Index is a required broad-based index that represents the fund’s overall equity market.

FTSE NAREIT All Equity REITs Index contains all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria.

The FTSE NAREIT All Equity REITs Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Class R	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'15	$10,000	$10,000	$10,000
'16	$9,736	$9,504	$9,648
'16	$9,712	$9,491	$9,607
'16	$10,590	$10,135	$10,584
'16	$10,254	$10,174	$10,392
'16	$10,543	$10,357	$10,632
'16	$11,261	$10,384	$11,368
'16	$11,685	$10,766	$11,810
'16	$11,247	$10,782	$11,400
'16	$11,055	$10,784	$11,231
'16	$10,454	$10,587	$10,657
'16	$10,191	$10,979	$10,399
'16	$10,636	$11,196	$10,863
'17	$10,604	$11,408	$10,881
'17	$11,011	$11,861	$11,318
'17	$10,701	$11,875	$11,140
'17	$10,717	$11,997	$11,188
'17	$10,759	$12,166	$11,174
'17	$10,946	$12,242	$11,393
'17	$11,089	$12,494	$11,537
'17	$11,111	$12,532	$11,611
'17	$11,004	$12,790	$11,519
'17	$10,924	$13,089	$11,534
'17	$11,223	$13,490	$11,840
'17	$11,249	$13,640	$11,805
'18	$10,929	$14,421	$11,457
'18	$10,135	$13,890	$10,624
'18	$10,568	$13,537	$11,019
'18	$10,729	$13,589	$11,076
'18	$11,000	$13,916	$11,475
'18	$11,354	$14,002	$11,955
'18	$11,354	$14,523	$12,028
'18	$11,744	$14,996	$12,362
'18	$11,448	$15,081	$12,059
'18	$11,213	$14,050	$11,740
'18	$11,706	$14,337	$12,298
'18	$10,823	$13,042	$11,328
'19	$12,054	$14,087	$12,639
'19	$12,088	$14,540	$12,708
'19	$12,582	$14,822	$13,273
'19	$12,559	$15,422	$13,242
'19	$12,691	$14,442	$13,328
'19	$12,845	$15,460	$13,511
'19	$13,006	$15,682	$13,719
'19	$13,728	$15,434	$14,287
'19	$14,021	$15,723	$14,555
'19	$14,346	$16,063	$14,713
'19	$14,155	$16,646	$14,486
'19	$13,932	$17,149	$14,575
'20	$14,123	$17,142	$14,759
'20	$12,972	$15,731	$13,722
'20	$10,727	$13,788	$11,158
'20	$11,351	$15,556	$12,143
'20	$11,568	$16,296	$12,351
'20	$11,642	$16,620	$12,636
'20	$12,325	$17,558	$13,119
'20	$12,306	$18,820	$13,136
'20	$11,939	$18,105	$12,787
'20	$11,711	$17,623	$12,358
'20	$12,763	$19,552	$13,497
'20	$13,166	$20,304	$13,828
'21	$13,115	$20,099	$13,818
'21	$13,655	$20,653	$14,194
'21	$14,176	$21,558	$14,979
'21	$15,322	$22,708	$16,195
'21	$15,488	$22,867	$16,328
'21	$15,919	$23,401	$16,780
'21	$16,692	$23,957	$17,513
'21	$17,075	$24,685	$17,878
'21	$16,004	$23,537	$16,819
'21	$17,194	$25,186	$18,009
'21	$17,015	$25,011	$17,827
'21	$18,707	$26,132	$19,539
'22	$17,033	$24,780	$17,989
'22	$16,212	$24,038	$17,289
'22	$17,344	$24,931	$18,511
'22	$16,741	$22,757	$17,834
'22	$15,749	$22,798	$16,999
'22	$14,640	$20,917	$15,792
'22	$15,805	$22,845	$17,142
'22	$14,823	$21,913	$16,134
'22	$12,961	$19,895	$14,082
'22	$13,356	$21,506	$14,558
'22	$14,110	$22,708	$15,431
'22	$13,505	$21,400	$14,664
'23	$14,749	$22,744	$16,141
'23	$13,908	$22,189	$15,184
'23	$13,791	$23,004	$14,920
'23	$13,932	$23,363	$14,964
'23	$13,345	$23,464	$14,332
'23	$14,049	$25,015	$15,100
'23	$14,227	$25,819	$15,402
'23	$13,885	$25,407	$14,889
'23	$12,962	$24,196	$13,841
'23	$12,683	$23,687	$13,410
'23	$13,975	$25,851	$15,000
'23	$15,065	$27,025	$16,330
'24	$14,363	$27,479	$15,536
'24	$14,786	$28,946	$15,835
'24	$15,043	$29,878	$16,116
'24	$13,741	$28,657	$14,841
'24	$14,446	$30,078	$15,626
'24	$14,849	$31,158	$15,972
'24	$15,846	$31,537	$17,118
'24	$16,727	$32,302	$18,081
'24	$17,248	$32,992	$18,654
'24	$16,763	$32,693	$17,980
'24	$17,335	$34,612	$18,623
'24	$15,889	$33,787	$17,133
'25	$15,977	$34,727	$17,309
'25	$16,592	$34,274	$18,030
'25	$16,134	$32,343	$17,605
'25	$15,913	$32,124	$17,256
'25	$16,046	$34,146	$17,455
'25	$15,939	$35,882	$17,441
'25	$15,659	$36,688	$17,252
'25	$16,064	$37,431	$17,829
'25	$16,108	$38,797	$17,907
'25	$15,841	$39,706	$17,512
'25	$16,175	$39,803	$17,905
'25	$15,753	$39,828	$17,522

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class R No Sales Charge	-0.86%	3.65%	4.65%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REITs Index	2.27%	4.85%	5.77%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	935,017,923
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	4,080,213

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	31%
Health Care REITs	18%
Retail REITs	17%
Industrial REITs	13%
Residential REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%

Ten Largest Equity Holdings

Holdings	54.8% of Net Assets
Prologis, Inc.	9.7%
Welltower, Inc.	8.6%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.9%
SBA Communications Corp.	5.2%
Crown Castle, Inc.	4.8%
Realty Income Corp.	3.9%
Equity Residential	3.7%
Ventas, Inc.	3.6%
Extra Space Storage, Inc.	3.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R shares changed from 1.49% to 1.45%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Dividends are not guaranteed. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRESF-TSRA-R

R-104176-2 (02/26)

DWS RREEF Real Estate Securities Fund

Class R6: RRRZX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.54%

Gross expense ratio as of the latest prospectus: 0.54%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned -0.08% for the period ended December 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 17.88% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 2.27%.

Individual stock selection and broader sector allocations each played a role in the Fund’s underperformance relative to the FTSE NAREIT All Equity REITs Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the net lease category. The shortfall was largely a result of weakness in Essential Properties Real Estate Trust, Inc. (2.3%) and Vinci Properties, Inc.* The Fund also underperformed in specialty REITs, where Iron Mountain, Inc.* was the largest detractor, and in apartments, where overweights in Avalon Bay Communities, Inc.* and Independence Realty Trust, Inc.* hurt results.

On the positive side, the Fund outperformed in the lab/outpatient category thanks to an overweight in Healthcare Realty Trust, Inc. (0.9%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE NAREIT All Equity REITs Index in 2025. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in manufactured housing, hotels, and senior housing also contributed positively to the Fund's relative performance.

In terms of allocation, the Fund was hurt by its average underweight in offices, which continued to recover from COVID-era weakness. Overweights in regional malls, apartments, and data centers, together with an underweight in net lease, further detracted from the Fund's performance. An average overweight in senior housing helped results, as did an underweight in the lab/outpatient category.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Fund Performance

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P® 500 Index is a required broad-based index that represents the fund’s overall equity market.

FTSE NAREIT All Equity REITs Index contains all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria.

The FTSE NAREIT All Equity REITs Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Class R6	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'15	$10,000	$10,000	$10,000
'16	$9,745	$9,504	$9,648
'16	$9,731	$9,491	$9,607
'16	$10,616	$10,135	$10,584
'16	$10,284	$10,174	$10,392
'16	$10,578	$10,357	$10,632
'16	$11,307	$10,384	$11,368
'16	$11,738	$10,766	$11,810
'16	$11,307	$10,782	$11,400
'16	$11,121	$10,784	$11,231
'16	$10,525	$10,587	$10,657
'16	$10,265	$10,979	$10,399
'16	$10,724	$11,196	$10,863
'17	$10,697	$11,408	$10,881
'17	$11,114	$11,861	$11,318
'17	$10,811	$11,875	$11,140
'17	$10,832	$11,997	$11,188
'17	$10,886	$12,166	$11,174
'17	$11,079	$12,242	$11,393
'17	$11,230	$12,494	$11,537
'17	$11,257	$12,532	$11,611
'17	$11,156	$12,790	$11,519
'17	$11,080	$13,089	$11,534
'17	$11,389	$13,490	$11,840
'17	$11,434	$13,640	$11,805
'18	$11,114	$14,421	$11,457
'18	$10,305	$13,890	$10,624
'18	$10,761	$13,537	$11,019
'18	$10,931	$13,589	$11,076
'18	$11,218	$13,916	$11,475
'18	$11,584	$14,002	$11,955
'18	$11,584	$14,523	$12,028
'18	$11,995	$14,996	$12,362
'18	$11,698	$15,081	$12,059
'18	$11,457	$14,050	$11,740
'18	$11,968	$14,337	$12,298
'18	$11,081	$13,042	$11,328
'19	$12,349	$14,087	$12,639
'19	$12,384	$14,540	$12,708
'19	$12,902	$14,822	$13,273
'19	$12,879	$15,422	$13,242
'19	$13,026	$14,442	$13,328
'19	$13,197	$15,460	$13,511
'19	$13,369	$15,682	$13,719
'19	$14,124	$15,434	$14,287
'19	$14,428	$15,723	$14,555
'19	$14,781	$16,063	$14,713
'19	$14,589	$16,646	$14,486
'19	$14,368	$17,149	$14,575
'20	$14,578	$17,142	$14,759
'20	$13,395	$15,731	$13,722
'20	$11,089	$13,788	$11,158
'20	$11,742	$15,556	$12,143
'20	$11,972	$16,296	$12,351
'20	$12,053	$16,620	$12,636
'20	$12,774	$17,558	$13,119
'20	$12,761	$18,820	$13,136
'20	$12,380	$18,105	$12,787
'20	$12,156	$17,623	$12,358
'20	$13,256	$19,552	$13,497
'20	$13,687	$20,304	$13,828
'21	$13,634	$20,099	$13,818
'21	$14,204	$20,653	$14,194
'21	$14,760	$21,558	$14,979
'21	$15,962	$22,708	$16,195
'21	$16,142	$22,867	$16,328
'21	$16,610	$23,401	$16,780
'21	$17,423	$23,957	$17,513
'21	$17,830	$24,685	$17,878
'21	$16,730	$23,537	$16,819
'21	$17,982	$25,186	$18,009
'21	$17,802	$25,011	$17,827
'21	$19,590	$26,132	$19,539
'22	$17,847	$24,780	$17,989
'22	$16,994	$24,038	$17,289
'22	$18,193	$24,931	$18,511
'22	$17,567	$22,757	$17,834
'22	$16,539	$22,798	$16,999
'22	$15,388	$20,917	$15,792
'22	$16,622	$22,845	$17,142
'22	$15,602	$21,913	$16,134
'22	$13,654	$19,895	$14,082
'22	$14,070	$21,506	$14,558
'22	$14,872	$22,708	$15,431
'22	$14,247	$21,400	$14,664
'23	$15,570	$22,744	$16,141
'23	$14,695	$22,189	$15,184
'23	$14,576	$23,004	$14,920
'23	$14,741	$23,363	$14,964
'23	$14,126	$23,464	$14,332
'23	$14,886	$25,015	$15,100
'23	$15,082	$25,819	$15,402
'23	$14,727	$25,407	$14,889
'23	$13,759	$24,196	$13,841
'23	$13,470	$23,687	$13,410
'23	$14,851	$25,851	$15,000
'23	$16,019	$27,025	$16,330
'24	$15,286	$27,479	$15,536
'24	$15,736	$28,946	$15,835
'24	$16,025	$29,878	$16,116
'24	$14,643	$28,657	$14,841
'24	$15,411	$30,078	$15,626
'24	$15,848	$31,158	$15,972
'24	$16,921	$31,537	$17,118
'24	$17,871	$32,302	$18,081
'24	$18,440	$32,992	$18,654
'24	$17,935	$32,693	$17,980
'24	$18,557	$34,612	$18,623
'24	$17,018	$33,787	$17,133
'25	$17,128	$34,727	$17,309
'25	$17,795	$34,274	$18,030
'25	$17,317	$32,343	$17,605
'25	$17,095	$32,124	$17,256
'25	$17,245	$34,146	$17,455
'25	$17,139	$35,882	$17,441
'25	$16,853	$36,688	$17,252
'25	$17,298	$37,431	$17,829
'25	$17,354	$38,797	$17,907
'25	$17,082	$39,706	$17,512
'25	$17,450	$39,803	$17,905
'25	$17,004	$39,828	$17,522

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	-0.08%	4.44%	5.45%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REITs Index	2.27%	4.85%	5.77%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	935,017,923
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	4,080,213

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	31%
Health Care REITs	18%
Retail REITs	17%
Industrial REITs	13%
Residential REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%

Ten Largest Equity Holdings

Holdings	54.8% of Net Assets
Prologis, Inc.	9.7%
Welltower, Inc.	8.6%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.9%
SBA Communications Corp.	5.2%
Crown Castle, Inc.	4.8%
Realty Income Corp.	3.9%
Equity Residential	3.7%
Ventas, Inc.	3.6%
Extra Space Storage, Inc.	3.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.99% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Dividends are not guaranteed. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRESF-TSRA-R6

R-104176-2 (02/26)

DWS RREEF Real Estate Securities Fund

Class S: RRREX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$76	0.76%

Gross expense ratio as of the latest prospectus: 0.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned -0.28% for the period ended December 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 17.88% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 2.27%.

Individual stock selection and broader sector allocations each played a role in the Fund’s underperformance relative to the FTSE NAREIT All Equity REITs Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the net lease category. The shortfall was largely a result of weakness in Essential Properties Real Estate Trust, Inc. (2.3%) and Vinci Properties, Inc.* The Fund also underperformed in specialty REITs, where Iron Mountain, Inc.* was the largest detractor, and in apartments, where overweights in Avalon Bay Communities, Inc.* and Independence Realty Trust, Inc.* hurt results.

On the positive side, the Fund outperformed in the lab/outpatient category thanks to an overweight in Healthcare Realty Trust, Inc. (0.9%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE NAREIT All Equity REITs Index in 2025. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in manufactured housing, hotels, and senior housing also contributed positively to the Fund's relative performance.

In terms of allocation, the Fund was hurt by its average underweight in offices, which continued to recover from COVID-era weakness. Overweights in regional malls, apartments, and data centers, together with an underweight in net lease, further detracted from the Fund's performance. An average overweight in senior housing helped results, as did an underweight in the lab/outpatient category.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Fund Performance

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P® 500 Index is a required broad-based index that represents the fund’s overall equity market.

FTSE NAREIT All Equity REITs Index contains all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria.

The FTSE NAREIT All Equity REITs Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Class S	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'15	$10,000	$10,000	$10,000
'16	$9,747	$9,504	$9,648
'16	$9,728	$9,491	$9,607
'16	$10,613	$10,135	$10,584
'16	$10,279	$10,174	$10,392
'16	$10,575	$10,357	$10,632
'16	$11,300	$10,384	$11,368
'16	$11,727	$10,766	$11,810
'16	$11,295	$10,782	$11,400
'16	$11,110	$10,784	$11,231
'16	$10,509	$10,587	$10,657
'16	$10,247	$10,979	$10,399
'16	$10,704	$11,196	$10,863
'17	$10,678	$11,408	$10,881
'17	$11,090	$11,861	$11,318
'17	$10,785	$11,875	$11,140
'17	$10,807	$11,997	$11,188
'17	$10,854	$12,166	$11,174
'17	$11,047	$12,242	$11,393
'17	$11,196	$12,494	$11,537
'17	$11,223	$12,532	$11,611
'17	$11,123	$12,790	$11,519
'17	$11,048	$13,089	$11,534
'17	$11,354	$13,490	$11,840
'17	$11,392	$13,640	$11,805
'18	$11,070	$14,421	$11,457
'18	$10,265	$13,890	$10,624
'18	$10,717	$13,537	$11,019
'18	$10,879	$13,589	$11,076
'18	$11,169	$13,916	$11,475
'18	$11,526	$14,002	$11,955
'18	$11,532	$14,523	$12,028
'18	$11,938	$14,996	$12,362
'18	$11,639	$15,081	$12,059
'18	$11,401	$14,050	$11,740
'18	$11,910	$14,337	$12,298
'18	$11,018	$13,042	$11,328
'19	$12,275	$14,087	$12,639
'19	$12,316	$14,540	$12,708
'19	$12,822	$14,822	$13,273
'19	$12,798	$15,422	$13,242
'19	$12,944	$14,442	$13,328
'19	$13,107	$15,460	$13,511
'19	$13,277	$15,682	$13,719
'19	$14,027	$15,434	$14,287
'19	$14,325	$15,723	$14,555
'19	$14,667	$16,063	$14,713
'19	$14,478	$16,646	$14,486
'19	$14,259	$17,149	$14,575
'20	$14,459	$17,142	$14,759
'20	$13,289	$15,731	$13,722
'20	$10,994	$13,788	$11,158
'20	$11,637	$15,556	$12,143
'20	$11,863	$16,296	$12,351
'20	$11,943	$16,620	$12,636
'20	$12,652	$17,558	$13,119
'20	$12,639	$18,820	$13,136
'20	$12,263	$18,105	$12,787
'20	$12,036	$17,623	$12,358
'20	$13,124	$19,552	$13,497
'20	$13,546	$20,304	$13,828
'21	$13,494	$20,099	$13,818
'21	$14,060	$20,653	$14,194
'21	$14,605	$21,558	$14,979
'21	$15,785	$22,708	$16,195
'21	$15,968	$22,867	$16,328
'21	$16,425	$23,401	$16,780
'21	$17,223	$23,957	$17,513
'21	$17,629	$24,685	$17,878
'21	$16,528	$23,537	$16,819
'21	$17,762	$25,186	$18,009
'21	$17,585	$25,011	$17,827
'21	$19,341	$26,132	$19,539
'22	$17,621	$24,780	$17,989
'22	$16,778	$24,038	$17,289
'22	$17,956	$24,931	$18,511
'22	$17,336	$22,757	$17,834
'22	$16,316	$22,798	$16,999
'22	$15,180	$20,917	$15,792
'22	$16,387	$22,845	$17,142
'22	$15,382	$21,913	$16,134
'22	$13,454	$19,895	$14,082
'22	$13,868	$21,506	$14,558
'22	$14,653	$22,708	$15,431
'22	$14,040	$21,400	$14,664
'23	$15,340	$22,744	$16,141
'23	$14,471	$22,189	$15,184
'23	$14,355	$23,004	$14,920
'23	$14,508	$23,363	$14,964
'23	$13,901	$23,464	$14,332
'23	$14,649	$25,015	$15,100
'23	$14,841	$25,819	$15,402
'23	$14,488	$25,407	$14,889
'23	$13,528	$24,196	$13,841
'23	$13,247	$23,687	$13,410
'23	$14,609	$25,851	$15,000
'23	$15,746	$27,025	$16,330
'24	$15,025	$27,479	$15,536
'24	$15,464	$28,946	$15,835
'24	$15,745	$29,878	$16,116
'24	$14,391	$28,657	$14,841
'24	$15,139	$30,078	$15,626
'24	$15,565	$31,158	$15,972
'24	$16,618	$31,537	$17,118
'24	$17,550	$32,302	$18,081
'24	$18,102	$32,992	$18,654
'24	$17,604	$32,693	$17,980
'24	$18,208	$34,612	$18,623
'24	$16,695	$33,787	$17,133
'25	$16,802	$34,727	$17,309
'25	$17,451	$34,274	$18,030
'25	$16,981	$32,343	$17,605
'25	$16,758	$32,124	$17,256
'25	$16,904	$34,146	$17,455
'25	$16,798	$35,882	$17,441
'25	$16,513	$36,688	$17,252
'25	$16,937	$37,431	$17,829
'25	$16,997	$38,797	$17,907
'25	$16,725	$39,706	$17,512
'25	$17,090	$39,803	$17,905
'25	$16,647	$39,828	$17,522

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	-0.28%	4.21%	5.23%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REITs Index	2.27%	4.85%	5.77%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	935,017,923
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	4,080,213

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	31%
Health Care REITs	18%
Retail REITs	17%
Industrial REITs	13%
Residential REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%

Ten Largest Equity Holdings

Holdings	54.8% of Net Assets
Prologis, Inc.	9.7%
Welltower, Inc.	8.6%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.9%
SBA Communications Corp.	5.2%
Crown Castle, Inc.	4.8%
Realty Income Corp.	3.9%
Equity Residential	3.7%
Ventas, Inc.	3.6%
Extra Space Storage, Inc.	3.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.99% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Dividends are not guaranteed. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRESF-TSRA-S

R-104176-2 (02/26)

DWS RREEF Real Estate Securities Fund

Institutional Class: RRRRX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	0.63%

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned -0.13% for the period ended December 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 17.88% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 2.27%.

Individual stock selection and broader sector allocations each played a role in the Fund’s underperformance relative to the FTSE NAREIT All Equity REITs Index.

With respect to the former, the Fund’s holdings lagged the corresponding index components by the widest margin in the net lease category. The shortfall was largely a result of weakness in Essential Properties Real Estate Trust, Inc. (2.3%) and Vinci Properties, Inc.* The Fund also underperformed in specialty REITs, where Iron Mountain, Inc.* was the largest detractor, and in apartments, where overweights in Avalon Bay Communities, Inc.* and Independence Realty Trust, Inc.* hurt results.

On the positive side, the Fund outperformed in the lab/outpatient category thanks to an overweight in Healthcare Realty Trust, Inc. (0.9%) and a zero weighting in Alexandria Real Estate Equities, Inc., one of the worst performing stocks in the FTSE NAREIT All Equity REITs Index in 2025. The industrials category was a further area of strength, primarily due to zero weightings or underweights in several stocks that lagged. Stock selection in manufactured housing, hotels, and senior housing also contributed positively to the Fund's relative performance.

In terms of allocation, the Fund was hurt by its average underweight in offices, which continued to recover from COVID-era weakness. Overweights in regional malls, apartments, and data centers, together with an underweight in net lease, further detracted from the Fund's performance. An average overweight in senior housing helped results, as did an underweight in the lab/outpatient category.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Fund Performance

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P® 500 Index is a required broad-based index that represents the fund’s overall equity market.

FTSE NAREIT All Equity REITs Index contains all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria.

The FTSE NAREIT All Equity REITs Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $1,000,000 Investment

	Institutional Class	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'15	$1,000,000	$1,000,000	$1,000,000
'16	$974,504	$950,376	$964,804
'16	$972,616	$949,094	$960,676
'16	$1,060,917	$1,013,479	$1,058,388
'16	$1,027,719	$1,017,408	$1,039,192
'16	$1,057,597	$1,035,679	$1,063,235
'16	$1,129,722	$1,038,363	$1,136,800
'16	$1,173,247	$1,076,646	$1,181,011
'16	$1,129,722	$1,078,158	$1,139,972
'16	$1,111,301	$1,078,362	$1,123,089
'16	$1,051,243	$1,058,691	$1,065,698
'16	$1,025,299	$1,097,900	$1,039,883
'16	$1,070,904	$1,119,601	$1,086,292
'17	$1,068,237	$1,140,836	$1,088,094
'17	$1,109,836	$1,186,134	$1,131,772
'17	$1,079,276	$1,187,518	$1,113,961
'17	$1,081,419	$1,199,714	$1,118,787
'17	$1,086,778	$1,216,597	$1,117,363
'17	$1,105,824	$1,224,190	$1,139,296
'17	$1,120,906	$1,249,363	$1,153,709
'17	$1,123,599	$1,253,188	$1,161,117
'17	$1,113,706	$1,279,039	$1,151,906
'17	$1,106,126	$1,308,886	$1,153,374
'17	$1,136,987	$1,349,029	$1,183,988
'17	$1,140,504	$1,364,028	$1,180,516
'18	$1,108,575	$1,442,124	$1,145,748
'18	$1,028,471	$1,388,971	$1,062,438
'18	$1,073,138	$1,353,673	$1,101,853
'18	$1,090,029	$1,358,867	$1,107,592
'18	$1,118,744	$1,391,591	$1,147,487
'18	$1,154,953	$1,400,156	$1,195,497
'18	$1,154,953	$1,452,261	$1,202,759
'18	$1,195,896	$1,499,583	$1,236,158
'18	$1,165,963	$1,508,119	$1,205,907
'18	$1,142,518	$1,405,039	$1,174,006
'18	$1,193,411	$1,433,671	$1,229,799
'18	$1,104,096	$1,304,224	$1,132,770
'19	$1,230,479	$1,408,739	$1,263,942
'19	$1,233,989	$1,453,971	$1,270,787
'19	$1,285,854	$1,482,224	$1,327,316
'19	$1,283,502	$1,542,239	$1,324,241
'19	$1,297,613	$1,444,233	$1,332,770
'19	$1,314,230	$1,546,017	$1,351,071
'19	$1,331,406	$1,568,237	$1,371,881
'19	$1,406,623	$1,543,396	$1,428,689
'19	$1,437,199	$1,572,274	$1,455,510
'19	$1,471,716	$1,606,329	$1,471,268
'19	$1,452,672	$1,664,637	$1,448,568
'19	$1,430,937	$1,714,879	$1,457,454
'20	$1,451,198	$1,714,207	$1,475,894
'20	$1,333,431	$1,573,095	$1,372,202
'20	$1,103,477	$1,378,798	$1,115,810
'20	$1,168,500	$1,555,551	$1,214,332
'20	$1,191,450	$1,629,639	$1,235,103
'20	$1,199,903	$1,662,048	$1,263,629
'20	$1,270,985	$1,755,763	$1,311,853
'20	$1,269,680	$1,881,968	$1,313,645
'20	$1,232,052	$1,810,459	$1,278,662
'20	$1,209,758	$1,762,312	$1,235,767
'20	$1,318,604	$1,955,222	$1,349,744
'20	$1,361,205	$2,030,397	$1,382,810
'21	$1,356,593	$2,009,899	$1,381,826
'21	$1,412,596	$2,065,322	$1,419,445
'21	$1,468,282	$2,155,774	$1,497,890
'21	$1,587,224	$2,270,825	$1,619,476
'21	$1,605,726	$2,286,685	$1,632,805
'21	$1,651,232	$2,340,067	$1,678,037
'21	$1,732,168	$2,395,655	$1,751,274
'21	$1,772,636	$2,468,496	$1,787,758
'21	$1,662,894	$2,353,687	$1,681,894
'21	$1,787,428	$2,518,591	$1,800,936
'21	$1,769,447	$2,501,140	$1,782,681
'21	$1,946,919	$2,613,231	$1,953,888
'22	$1,773,686	$2,478,004	$1,798,895
'22	$1,688,851	$2,403,809	$1,728,860
'22	$1,807,648	$2,493,061	$1,851,071
'22	$1,745,463	$2,275,662	$1,783,413
'22	$1,643,251	$2,279,837	$1,699,923
'22	$1,529,166	$2,091,651	$1,579,244
'22	$1,651,088	$2,284,511	$1,714,230
'22	$1,549,731	$2,191,344	$1,613,363
'22	$1,355,788	$1,989,524	$1,408,182
'22	$1,397,141	$2,150,599	$1,455,804
'22	$1,476,894	$2,270,783	$1,543,070
'22	$1,414,410	$2,139,953	$1,466,422
'23	$1,545,827	$2,274,415	$1,614,084
'23	$1,458,958	$2,218,922	$1,518,437
'23	$1,446,818	$2,300,388	$1,492,007
'23	$1,463,208	$2,336,293	$1,496,446
'23	$1,402,117	$2,346,448	$1,433,171
'23	$1,477,268	$2,501,490	$1,509,958
'23	$1,496,746	$2,581,850	$1,540,197
'23	$1,461,537	$2,540,743	$1,488,946
'23	$1,365,044	$2,419,606	$1,384,110
'23	$1,336,418	$2,368,730	$1,340,957
'23	$1,473,525	$2,585,055	$1,500,026
'23	$1,589,038	$2,702,496	$1,632,955
'24	$1,516,327	$2,747,909	$1,553,586
'24	$1,561,014	$2,894,635	$1,583,521
'24	$1,589,363	$2,987,769	$1,611,649
'24	$1,452,218	$2,865,735	$1,484,140
'24	$1,528,410	$3,007,832	$1,562,614
'24	$1,571,436	$3,115,759	$1,597,186
'24	$1,677,935	$3,153,685	$1,711,810
'24	$1,772,175	$3,230,183	$1,808,103
'24	$1,828,235	$3,299,170	$1,865,361
'24	$1,778,178	$3,269,251	$1,798,025
'24	$1,839,787	$3,461,160	$1,862,283
'24	$1,686,779	$3,378,652	$1,713,333
'25	$1,697,681	$3,472,739	$1,730,901
'25	$1,763,875	$3,427,426	$1,802,968
'25	$1,715,870	$3,234,310	$1,760,474
'25	$1,693,932	$3,212,378	$1,725,635
'25	$1,708,819	$3,414,580	$1,745,517
'25	$1,698,703	$3,588,220	$1,744,093
'25	$1,669,551	$3,668,750	$1,725,213
'25	$1,713,673	$3,743,121	$1,782,915
'25	$1,718,907	$3,879,745	$1,790,668
'25	$1,691,950	$3,970,584	$1,751,157
'25	$1,728,422	$3,980,316	$1,790,509
'25	$1,684,560	$3,982,753	$1,752,228

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	-0.13%	4.35%	5.35%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REITs Index	2.27%	4.85%	5.77%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	935,017,923
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	4,080,213

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	31%
Health Care REITs	18%
Retail REITs	17%
Industrial REITs	13%
Residential REITs	12%
Hotel & Resort REITs	3%
Diversified REITs	3%
Office REITs	2%

Ten Largest Equity Holdings

Holdings	54.8% of Net Assets
Prologis, Inc.	9.7%
Welltower, Inc.	8.6%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.9%
SBA Communications Corp.	5.2%
Crown Castle, Inc.	4.8%
Realty Income Corp.	3.9%
Equity Residential	3.7%
Ventas, Inc.	3.6%
Extra Space Storage, Inc.	3.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Instiutional Class shares changed from 0.99% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Dividends are not guaranteed. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRESF-TSRA-I

R-104176-2 (02/26)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS RREEF Real Estate Securities Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$63,569	$0	$5,969	$0
2024	$63,569	$0	$5,969	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$1,318,734	$0
2024	$0	$637,276	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$5,969	$1,318,734	$0	$1,324,703
2024	$5,969	$637,276	$0	$643,245

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2025
Annual Financial Statements and Other Information
DWS RREEF Real Estate Securities Fund

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
16	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
30	Tax Information
31	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS RREEF Real Estate Securities Fund

Investment Portfolioas of December 31, 2025

	Shares	Value ($)
Common Stocks 99.2%
Real Estate 99.2%
Diversified REITs 2.6%
Broadstone Net Lease, Inc.	187,962	3,264,900
Essential Properties Realty Trust, Inc.	712,290	21,126,521
		24,391,421
Health Care REITs 17.5%
American Healthcare REIT, Inc.	337,200	15,868,632
Healthcare Realty Trust, Inc.	520,313	8,819,305
Omega Healthcare Investors, Inc.	561,678	24,904,803
Ventas, Inc.	436,258	33,757,644
Welltower, Inc.	433,148	80,396,600
		163,746,984
Hotel & Resort REITs 3.0%
Host Hotels & Resorts, Inc.	1,571,263	27,858,493
Industrial REITs 13.4%
EastGroup Properties, Inc.	94,736	16,876,271
First Industrial Realty Trust, Inc.	313,172	17,935,361
Prologis, Inc.	707,482	90,317,152
		125,128,784
Office REITs 2.2%
BXP, Inc.	147,662	9,964,232
Kilroy Realty Corp.	285,559	10,671,340
		20,635,572
Residential REITs 12.3%
American Homes 4 Rent “A”	309,643	9,939,540
Camden Property Trust	125,334	13,796,767
Equity Residential	545,644	34,397,398
Essex Property Trust, Inc.	32,419	8,483,404
Mid-America Apartment Communities, Inc.	188,181	26,140,223
Sun Communities, Inc.	177,205	21,957,471
		114,714,803
Retail REITs 17.3%
Agree Realty Corp.	354,501	25,534,707
Brixmor Property Group, Inc.	908,408	23,818,458
Realty Income Corp.	645,842	36,406,114
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	3

	Shares	Value ($)
Regency Centers Corp.	296,583	20,473,124
Simon Property Group, Inc.	301,059	55,729,031
		161,961,434
Specialized REITs 30.9%
Crown Castle, Inc.	500,612	44,489,388
CubeSmart	183,478	6,614,382
Digital Realty Trust, Inc.	169,598	26,238,507
Equinix, Inc.	72,603	55,625,515
Extra Space Storage, Inc.	242,184	31,537,200
Gaming and Leisure Properties, Inc.	205,040	9,163,238
Iron Mountain, Inc.	246,012	20,406,695
Lamar Advertising Co. “A”	115,967	14,679,103
National Storage Affiliates Trust	145,088	4,092,932
SBA Communications Corp.	253,213	48,978,991
Smartstop Self Storage REIT, Inc.	349,681	10,819,130
Weyerhaeuser Co.	685,433	16,237,908
		288,882,989
Total Common Stocks (Cost $736,035,693)		927,320,480
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 3.77% (a) (Cost $6,307,278)	6,307,278	6,307,278

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $742,342,971)	99.9	933,627,758
Other Assets and Liabilities, Net	0.1	1,390,165
Net Assets	100.0	935,017,923
The accompanying notes are an integral part of the financial statements.

4	|	DWS RREEF Real Estate Securities Fund

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2025 are as follows:
Value ($) at 12/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 12/31/2025	Value ($) at 12/31/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.66% (a)
87,350	—	87,350 (b)	—	—	13,514	—	—	—
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 3.77% (a)
9,012,430	158,470,963	161,176,115	—	—	209,714	—	6,307,278	6,307,278
9,099,780	158,470,963	161,263,465	—	—	223,228	—	6,307,278	6,307,278

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2025.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$927,320,480	$—	$—	$927,320,480
Short-Term Investments	6,307,278	—	—	6,307,278
Total	$933,627,758	$—	$—	$933,627,758

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	5

Statement of Assets and Liabilities
as of December 31, 2025

Assets
Investments in non-affiliated securities, at value (cost $736,035,693)	$927,320,480
Investment in DWS Central Cash Management Government Fund (cost $6,307,278)	6,307,278
Cash	10,000
Receivable for investments sold	43,363
Receivable for Fund shares sold	1,049,200
Dividends receivable	2,905,344
Other assets	47,691
Total assets	937,683,356
Liabilities
Payable for investments purchased	275,281
Payable for Fund shares redeemed	1,602,808
Accrued management fee	321,300
Accrued Trustees' fees	8,587
Other accrued expenses and payables	457,457
Total liabilities	2,665,433
Net assets, at value	$935,017,923
Net Assets Consist of
Distributable earnings (loss)	142,722,227
Paid-in capital	792,295,696
Net assets, at value	$935,017,923
The accompanying notes are an integral part of the financial statements.

6	|	DWS RREEF Real Estate Securities Fund

Statement of Assets and Liabilities as of December 31, 2025 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($119,627,103 ÷ 5,660,674 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$21.13
Maximum offering price per share (100 ÷ 94.25 of $21.13)	$22.42
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,770,192 ÷ 82,392 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$21.48
Class R
Net Asset Value, offering and redemption price per share ($19,146,816 ÷ 906,057 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$21.13
Class R6
Net Asset Value, offering and redemption price per share ($269,907,409 ÷ 12,802,053 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$21.08
Class S
Net Asset Value, offering and redemption price per share ($68,442,788 ÷ 3,216,005 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$21.28
Institutional Class
Net Asset Value, offering and redemption price per share ($456,123,615 ÷ 21,641,420 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$21.08
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	7

Statement of Operations
for the year ended December 31, 2025

Investment Income
Income:
Dividends	$31,797,414
Income distributions — DWS Central Cash Management Government Fund	209,714
Affiliated securities lending income	13,514
Total income	32,020,642
Expenses:
Management fee	4,080,213
Administration fee	991,317
Services to shareholders	1,010,932
Distribution and service fees	438,973
Custodian fee	15,218
Professional fees	94,493
Reports to shareholders	80,975
Registration fees	99,776
Trustees' fees and expenses	32,017
Other	76,973
Total expenses	6,920,887
Net investment income	25,099,755
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(9,943,852)
Change in net unrealized appreciation (depreciation) on investments	(16,100,197)
Net gain (loss)	(26,044,049)
Net increase (decrease) in net assets resulting from operations	$(944,294)
The accompanying notes are an integral part of the financial statements.

8	|	DWS RREEF Real Estate Securities Fund

Statements of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$25,099,755	$24,560,392
Net realized gain (loss)	(9,943,852)	53,722,946
Change in net unrealized appreciation (depreciation)	(16,100,197)	(8,866,926)
Net increase (decrease) in net assets resulting from operations	(944,294)	69,416,412
Distributions to shareholders:
Class A	(2,727,012)	(3,845,397)
Class C	(28,409)	(54,485)
Class R	(382,888)	(454,073)
Class R6	(7,612,992)	(8,472,217)
Class S	(1,901,293)	(2,494,362)
Institutional Class	(12,836,128)	(14,936,508)
Total distributions	(25,488,722)	(30,257,042)
Fund share transactions:
Proceeds from shares sold	173,008,821	230,864,591
Reinvestment of distributions	22,824,656	26,177,689
Payments for shares redeemed	(335,795,571)	(319,194,378)
Net increase (decrease) in net assets from Fund share transactions	(139,962,094)	(62,152,098)
Increase (decrease) in net assets	(166,395,110)	(22,992,728)
Net assets at beginning of period	1,101,413,033	1,124,405,761
Net assets at end of period	$935,017,923	$1,101,413,033

The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	9

Financial Highlights
DWS RREEF Real Estate Securities Fund — Class A
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$21.71	$21.02	$19.09	$27.37	$20.70
Income (loss) from investment operations:
Net investment income[a]	.46	.40	.45	.34	.21
Net realized and unrealized gain (loss)	(.57 )	.81	1.79	(7.85)	8.47
Total from investment operations	(.11 )	1.21	2.24	(7.51)	8.68
Less distributions from:
Net investment income	(.47 )	(.52 )	(.31 )	(.29 )	(.27 )
Net realized gains	—	—	—	(.48 )	(1.74)
Total distributions	(.47 )	(.52 )	(.31 )	(.77 )	(2.01)
Net asset value, end of period	$21.13	$21.71	$21.02	$19.09	$27.37
Total Return (%)[b]	(.53 )	5.79	11.90	(27.63)	42.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	120	160	173	174	262
Ratio of expenses (%)	.99	1.00	.99	.99	.97
Ratio of net investment income (%)	2.13	1.87	2.32	1.56	.86
Portfolio turnover rate (%)	100	106	84	114	114

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
The accompanying notes are an integral part of the financial statements.

10	|	DWS RREEF Real Estate Securities Fund

DWS RREEF Real Estate Securities Fund — Class C
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$22.04	$21.34	$19.38	$27.77	$20.99
Income (loss) from investment operations:
Net investment income[a]	.30	.23	.30	.18	.04
Net realized and unrealized gain (loss)	(.57 )	.84	1.84	(7.95)	8.57
Total from investment operations	(.27 )	1.07	2.14	(7.77)	8.61
Less distributions from:
Net investment income	(.29 )	(.37 )	(.18 )	(.14 )	(.09 )
Net realized gains	—	—	—	(.48 )	(1.74)
Total distributions	(.29 )	(.37 )	(.18 )	(.62 )	(1.83)
Net asset value, end of period	$21.48	$22.04	$21.34	$19.38	$27.77
Total Return (%)[b]	(1.23)	5.02	11.11	(28.12)	41.46
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	4	6	11
Ratio of expenses (%)	1.71	1.73	1.71	1.69	1.68
Ratio of net investment income (%)	1.38	1.07	1.53	.80	.15
Portfolio turnover rate (%)	100	106	84	114	114

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	11

DWS RREEF Real Estate Securities Fund — Class R
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$21.72	$21.03	$19.10	$27.37	$20.70
Income (loss) from investment operations:
Net investment income[a]	.40	.34	.39	.28	.13
Net realized and unrealized gain (loss)	(.58 )	.80	1.79	(7.84)	8.47
Total from investment operations	(.18 )	1.14	2.18	(7.56)	8.60
Less distributions from:
Net investment income	(.41 )	(.45 )	(.25 )	(.23 )	(.19 )
Net realized gains	—	—	—	(.48 )	(1.74)
Total distributions	(.41 )	(.45 )	(.25 )	(.71 )	(1.93)
Net asset value, end of period	$21.13	$21.72	$21.03	$19.10	$27.37
Total Return (%)	(.86 )	5.47	11.56	(27.81)	42.09
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	21	21	23	35
Ratio of expenses (%)	1.30	1.30	1.30	1.29	1.28
Ratio of net investment income (%)	1.84	1.59	2.00	1.25	.52
Portfolio turnover rate (%)	100	106	84	114	114

[a]	Based on average shares outstanding during the period.
The accompanying notes are an integral part of the financial statements.

12	|	DWS RREEF Real Estate Securities Fund

DWS RREEF Real Estate Securities Fund — Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$21.67	$20.99	$19.06	$27.32	$20.67
Income (loss) from investment operations:
Net investment income[a]	.56	.50	.54	.45	.32
Net realized and unrealized gain (loss)	(.57 )	.80	1.79	(7.85)	8.45
Total from investment operations	(.01 )	1.30	2.33	(7.40)	8.77
Less distributions from:
Net investment income	(.58 )	(.62 )	(.40 )	(.38 )	(.38 )
Net realized gains	—	—	—	(.48 )	(1.74)
Total distributions	(.58 )	(.62 )	(.40 )	(.86 )	(2.12)
Net asset value, end of period	$21.08	$21.67	$20.99	$19.06	$27.32
Total Return (%)	(.08 )	6.24	12.44	(27.27)	43.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	270	296	292	264	377
Ratio of expenses (%)	.54	.54	.54	.53	.52
Ratio of net investment income (%)	2.60	2.34	2.79	2.03	1.31
Portfolio turnover rate (%)	100	106	84	114	114

[a]	Based on average shares outstanding during the period.
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	13

DWS RREEF Real Estate Securities Fund — Class S
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$21.86	$21.17	$19.23	$27.54	$20.83
Income (loss) from investment operations:
Net investment income[a]	.51	.45	.50	.39	.27
Net realized and unrealized gain (loss)	(.56 )	.82	1.80	(7.89)	8.51
Total from investment operations	(.05 )	1.27	2.30	(7.50)	8.78
Less distributions from:
Net investment income	(.53 )	(.58 )	(.36 )	(.33 )	(.33 )
Net realized gains	—	—	—	(.48 )	(1.74)
Total distributions	(.53 )	(.58 )	(.36 )	(.81 )	(2.07)
Net asset value, end of period	$21.28	$21.86	$21.17	$19.23	$27.54
Total Return (%)	(.28 )	6.02	12.15	(27.41)	42.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	68	90	100	113	200
Ratio of expenses (%)	.76	.76	.75	.75	.77
Ratio of net investment income (%)	2.36	2.10	2.54	1.75	1.08
Portfolio turnover rate (%)	100	106	84	114	114

[a]	Based on average shares outstanding during the period.
The accompanying notes are an integral part of the financial statements.

14	|	DWS RREEF Real Estate Securities Fund

DWS RREEF Real Estate Securities Fund — Institutional Class
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$21.66	$20.98	$19.05	$27.31	$20.66
Income (loss) from investment operations:
Net investment income[a]	.54	.48	.52	.43	.30
Net realized and unrealized gain (loss)	(.56 )	.80	1.79	(7.84)	8.45
Total from investment operations	(.02 )	1.28	2.31	(7.41)	8.75
Less distributions from:
Net investment income	(.56 )	(.60 )	(.38 )	(.37 )	(.36 )
Net realized gains	—	—	—	(.48 )	(1.74)
Total distributions	(.56 )	(.60 )	(.38 )	(.85 )	(2.10)
Net asset value, end of period	$21.08	$21.66	$20.98	$19.05	$27.31
Total Return (%)	(.13 )	6.15	12.35	(27.35)	43.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	456	532	534	585	867
Ratio of expenses (%)	.63	.63	.62	.61	.61
Ratio of net investment income (%)	2.50	2.25	2.67	1.93	1.21
Portfolio turnover rate (%)	100	106	84	114	114

[a]	Based on average shares outstanding during the period.
The accompanying notes are an integral part of the financial statements.

DWS RREEF Real Estate Securities Fund	|	15

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS RREEF Real Estate Securities Fund (the “Fund” ) is a non-diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards

16	|	DWS RREEF Real Estate Securities Fund

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for

DWS RREEF Real Estate Securities Fund	|	17

similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or

18	|	DWS RREEF Real Estate Securities Fund

instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.14% annualized effective rate as of December 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2025, the Fund had no securities on loan.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At December 31, 2025, the Fund had net tax basis capital loss carryforwards of $45,206,956 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

DWS RREEF Real Estate Securities Fund	|	19

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At December 31, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$5,910,242
Capital loss carryforwards	$(45,206,956)
Net unrealized appreciation (depreciation) on investments	$180,372,763
At December 31, 2025, the aggregate cost of investments for federal income tax purposes was $753,254,995. The net unrealized appreciation for all investments based on tax cost was $180,372,763. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $210,623,613 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $30,250,850.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2025	2024
Distributions from ordinary income*	$25,488,722	$30,257,042

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against

20	|	DWS RREEF Real Estate Securities Fund

the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the year ended December 31, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $1,021,264,940 and $1,152,520,361, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
RREEF America L.L.C. (“RREEF” ), also an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund’s portfolio have been delegated to RREEF. RREEF is responsible for decisions to buy and sell securities for the Fund and conducts the research that leads to the purchase and sale decisions. DIMA compensates RREEF out of its management fee.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS RREEF Real Estate Securities Fund	|	21

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $100 million of the Fund’s average daily net assets	.565%
Next $100 million of such net assets	.465%
Next $100 million of such net assets	.415%
Over $300 million of such net assets	.365%
Accordingly, for the year ended December 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.399% of the Fund’s average daily net assets.
For the period from January 1, 2025 through September 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.24%
Class C	1.99%
Class R	1.49%
Class R6	.99%
Class S	.99%
Institutional Class	.99%
Effective October 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.20%
Class C	1.95%
Class R	1.45%
Class R6	.95%
Class S	.95%
Institutional Class	.95%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services

22	|	DWS RREEF Real Estate Securities Fund

provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2025, the Administration Fee was $991,317, of which $77,487 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2025
Class A	$15,572	$2,556
Class C	767	127
Class R	3,285	536
Class R6	11,765	1,921
Class S	14,875	2,404
Institutional Class	3,319	550
	$49,583	$8,094
In addition, for the year ended December 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$250,606
Class C	3,207
Class R	51,079
Class S	164,732
Institutional Class	464,816
$934,440
Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements

DWS RREEF Real Estate Securities Fund	|	23

with various firms at various rates for sales of Class C and R shares. For the year ended December 31, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at December 31, 2025
Class C	$16,923	$1,169
Class R	51,136	4,112
	$68,059	$5,281
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended December 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at December 31, 2025	Annual Rate
Class A	$314,355	$52,310.25%
Class C	5,641	664.25%
Class R	50,918	8,149.25%
	$370,914	$61,123
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended December 31, 2025 aggregated $974.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended December 31, 2025, the CDSC for Class C shares aggregated $271. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended December 31, 2025, DDI received $25 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended December 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,018, of which $292 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

24	|	DWS RREEF Real Estate Securities Fund

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2025.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	888,611	$19,187,808	1,384,558	$29,864,722
Class C	4,998	109,652	15,640	333,199
Class R	181,658	3,927,285	250,312	5,481,922
Class R6	3,100,572	67,016,498	3,121,687	66,505,025
Class S	542,632	11,801,354	569,000	12,164,909
Institutional Class	3,291,147	70,966,224	5,457,283	116,514,814
		$173,008,821		$230,864,591

DWS RREEF Real Estate Securities Fund	|	25

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	98,759	$2,135,533	121,885	$2,625,683
Class C	1,272	27,953	2,431	52,864
Class R	17,685	382,405	21,021	453,349
Class R6	301,118	6,499,497	310,321	6,679,022
Class S	86,346	1,882,103	114,153	2,475,032
Institutional Class	551,190	11,897,165	646,450	13,891,739
		$22,824,656		$26,177,689
Shares redeemed
Class A	(2,718,831)	$(58,544,373)	(2,345,922)	$(49,840,618)
Class C	(47,266)	(1,031,319)	(92,748)	(2,046,441)
Class R	(267,686)	(5,782,541)	(316,609)	(6,919,236)
Class R6	(4,247,133)	(91,743,136)	(3,719,296)	(80,138,665)
Class S	(1,517,524)	(32,917,144)	(1,280,897)	(27,917,175)
Institutional Class	(6,737,219)	(145,777,058)	(7,009,694)	(152,332,243)
		$(335,795,571)		$(319,194,378)
Net increase (decrease)
Class A	(1,731,461)	$(37,221,032)	(839,479)	$(17,350,213)
Class C	(40,996)	(893,714)	(74,677)	(1,660,378)
Class R	(68,343)	(1,472,851)	(45,276)	(983,965)
Class R6	(845,443)	(18,227,141)	(287,288)	(6,954,618)
Class S	(888,546)	(19,233,687)	(597,744)	(13,277,234)
Institutional Class	(2,894,882)	(62,913,669)	(905,961)	(21,925,690)
		$(139,962,094)		$(62,152,098)
F.
Real Estate Concentration Risk
Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, may have a significant impact on the Fund’s performance. In particular, real estate companies can be negatively affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and operating expenses, or insurance costs, lack of availability of insurance

26	|	DWS RREEF Real Estate Securities Fund

coverage, liability or losses due to environmental problems, extreme weather or natural disasters, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans, and losses from casualty or condemnation. In addition, real estate values have been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. During periods of rising interest rates, real estate securities may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. Rising interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Political or regulatory pressures may restrict the eviction of real estate tenants in default. Highly leveraged real estate companies are particularly vulnerable to the effects of an economic downturn. Further, REITs are dependent upon management skills, may not be diversified and may have relatively small capitalizations, which can increase volatility.

DWS RREEF Real Estate Securities Fund	|	27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Securities Trust and Shareholders of DWS RREEF Real Estate Securities Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS RREEF Real Estate Securities Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Securities Trust (the “Trust” )), including the investment portfolio, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Securities Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

28	|	DWS RREEF Real Estate Securities Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 23, 2026

DWS RREEF Real Estate Securities Fund	|	29

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

30	|	DWS RREEF Real Estate Securities Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS RREEF Real Estate Securities Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and RREEF America L.L.C. (“RREEF” ), an affiliate of DIMA, in September 2025.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.

DWS RREEF Real Estate Securities Fund	|	31

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including RREEF. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding

32	|	DWS RREEF Real Estate Securities Fund

investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). With respect to the sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the

DWS RREEF Real Estate Securities Fund	|	33

management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of

34	|	DWS RREEF Real Estate Securities Fund

numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DRESF-BFE2025

DWS RREEF Real Estate Securities Fund	|	35

DRESF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/27/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/27/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	2/27/2026